Computation of Basic and Diluted Earnings Per Share (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Net income (loss) for basic EPS																	$ 16	$ 290	$ (29)	[1]
Convertible debt interest, net of tax																	0	4.0	0	[1]
Net income (loss) for diluted EPS																	$ 16	$ 294	$ (29)	[1]
Basic weighted average shares outstanding	107.1	[2],[3]	108.3	[4]	108.4	[2],[5]	107.7	[2],[6]	106.9	[2],[7]	106.8	[8]	106.7	[9]	105.9	[10],[2]	107.6	106.6	105.2	[1]
Options, warrants and non-vested stock																	3.8	2.5	0	[1]
Convertible debt																	0	12.5	0	[1]
Diluted weighted average shares outstanding	107.1	[2],[3]	116.2	[4]	108.4	[2],[5]	107.7	[2],[6]	106.9	[2],[7]	118.0	[8]	121.9	[9]	105.9	[10],[2]	111.4	121.6	105.2	[1]
Earnings (loss) per share:
Basic (in dollars per share)	$ (0.26)	[2],[3]	$ 1.09	[4]	$ (0.26)	[2],[5]	$ (0.43)	[2],[6]	$ (0.43)	[2],[7]	$ 2.62	[8]	$ 0.74	[9]	$ (0.22)	[10],[2]	$ 0.15	$ 2.72	$ (0.28)	[1]
Diluted (in dollars per share)	$ (0.26)	[2],[3]	$ 1.02	[4]	$ (0.26)	[2],[5]	$ (0.43)	[2],[6]	$ (0.43)	[2],[7]	$ 2.38	[8]	$ 0.66	[9]	$ (0.22)	[10],[2]	$ 0.15	$ 2.42	$ (0.28)	[1]

[1]	As the Company incurred a net loss in 2011, all outstanding stock options, restricted stock units, stock warrants and issuable shares underlying the convertible debt have an anti-dilutive effect and therefore are excluded from the computation of diluted weighted average shares outstanding. Accordingly, basic and diluted weighted average shares outstanding are equal for such period.
[2]	As the Company incurred a loss from continuing operations for this period, all outstanding stock options, restricted stock units, stock warrants and issuable shares underlying convertible notes are anti-dilutive for such period. Accordingly, basic and diluted weighted average shares outstanding are equal for such period.
[3]	Net income (loss) for fourth quarter 2013 includes $16 million ($14 million, net of tax) for the early extinguishment of corporate debt, $22 million ($15 million, net of tax) in restructuring expenses, $14 million ($12 million, net of tax) for transaction-related costs primarily related to the integration of Avis Europe and Zipcar and $7 million ($4 million, net of tax) for amortization expense related to intangible assets recognized in the acquisitions of Avis Europe and Zipcar.
[4]	Net income (loss) for third quarter 2013 includes a $10 million ($7 million, net of tax) for transaction-related costs primarily related to the integration of Avis Europe and the acquisition of Payless, $14 million ($9 million, net of tax) in restructuring expenses, $6 million ($4 million, net of tax) for amortization expense related to intangible assets recognized in the acquisitions of Avis Europe and Zipcar and $33 million ($33 million, net of tax) for the impairment of our equity-method investment in our Brazilian licensee.
[5]	Net income (loss) for second quarter 2013 includes $91 million ($56 million, net of tax) for costs related to the early extinguishment of corporate debt, $19 million ($16 million, net of tax) for transaction-related costs primarily related to the integration of Avis Europe and the acquisition and integration of Zipcar, $15 million ($10 million, net of tax) in restructuring expenses and $6 million ($4 million, net of tax) for amortization expense related to intangible assets recognized in the acquisitions of Avis Europe and Zipcar.
[6]	Net income (loss) for first quarter 2013 includes $40 million ($39 million, net of tax) for costs related to the early extinguishment of corporate debt, $10 million ($7 million, net of tax) in restructuring expenses, $8 million ($6 million, net of tax) for transaction-related costs primarily related to the integration of Avis Europe and the acquisition of Zipcar, and $4 million ($3 million, net of tax) for amortization expense related to intangible assets recognized in the acquisitions of Avis Europe and Zipcar.
[7]	Net income (loss) for fourth quarter 2012 includes $23 million ($16 million, net of tax) for the early extinguishment of corporate debt, $13 million ($13 million, net of tax) of transaction-related costs primarily related to the integration of Avis Europe, $12 million ($9 million, net of tax) in restructuring expenses and $4 million ($2 million, net of tax) for amortization expense related to intangible assets recognized in the Avis Europe acquisition.
[8]	Net income (loss) for third quarter 2012 includes a $128 million non-cash income tax benefit for pre-2007 taxes, $11 million ($10 million, net of tax) of transaction-related costs primarily related to the integration of the operations of Avis Europe, $7 million ($5 million, net of tax) in restructuring expenses, $4 million ($3 million, net of tax) for amortization expense related to intangible assets recognized in the acquisition of Avis Europe, and $2 million ($1 million, net of tax) for the early extinguishment of corporate debt.
[9]	Net income (loss) for second quarter 2012 includes $23 million ($21 million, net of tax) for the early extinguishment of corporate debt, $12 million ($8 million, net of tax) in restructuring expenses, $4 million ($2 million, net of tax) of transaction-related costs primarily related to the integration of the operations of Avis Europe and $3 million ($2 million, net of tax) for amortization expense related to intangible assets recognized in the acquisition of Avis Europe.
[10]	Net income (loss) for first quarter 2012 includes $27 million ($23 million, net of tax) for costs related to the early extinguishment of corporate debt, $7 million ($5 million, net of tax) in restructuring expenses, $6 million ($5 million, net of tax) for transaction-related costs primarily related to the integration of the operations of Avis Europe and $5 million ($4 million, net of tax) for amortization expense related to intangible assets recognized in the acquisition of Avis Europe.